BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities by measurement categories

		March 31, 2026					December 31, 2025
In millions	Category	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	Amortized cost	$58.4	$—	$—	$—	$—	$54.4	$—	$—	$—	$—
Other non-current financial assets	Fair value through OCI	14.2	14.2	—	—	14.2	14.3	14.3	—	—	14.3
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	0.4	0.4	—	0.4	—	0.5	0.5	—	0.5	—
Cross Currency Swaps - used in hedge accounting	Fair value through profit or loss	2.3	2.3	—	2.3	—	1.5	1.5	—	1.5	—

CURRENT FINANCIAL ASSETS
Hold-to-collect accounts receivable	Amortized cost	600.6	—	—	—	—	750.8	—	—	—	—
Available for sale receivables	Fair value through OCI	103.3	103.3	—	—	103.3	58.5	58.5	—	—	58.5
Other non-interest yielding receivables (1)	Amortized cost	146.3	—	—	—	—	134.3	—	—	—	—
Promissory notes (1)	Amortized Cost	4.5	4.5	—	—	4.5	4.4	4.4	—	—	4.4
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	13.6	13.6	—	13.6	—	11.5	11.5	—	11.5	—
Foreign exchange derivatives - not used in hedge accounting	Fair value through profit or loss	9.9	9.9	—	9.9	—	10.8	10.8	—	10.8	—
Cash and cash equivalents	Amortized cost	683.7	—	—	—	—	652.3	—	—	—	—

Total financial assets per level				$—	$26.2	$122.0			$—	$24.3	$77.2

		March 31, 2026					December 31, 2025
In millions	Category	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
NON-CURRENT FINANCIAL LIABILITIES
Non-current borrowings	Amortized cost	$—	$—	$—	$—	$—	$792.3	$835.8	$—	$835.8	$—
Non-current lease liabilities	Amortized cost	691.1	—	—	—	—	660.9	—	—	—	—
Other non-current liabilities	Amortized cost	3.7	—	—	—	—	4.0	—	—	—	—
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair Value through OCI	0.8	0.8	—	0.8	—	3.2	3.2	—	3.2	—

CURRENT FINANCIAL LIABILITIES
Current other borrowings	Amortized cost	144.9	—	—	—	—	142.8	—	—	—	—
Current lease liabilities	Amortized cost	165.0	—	—	—	—	157.1	—	—	—	—
Accounts payable	Amortized cost	672.6	—	—	—	—	769.8	—	—	—	—
Other current liabilities (2)	Amortized cost	723.1	—	—	—	—	841.0	—	—	—	—
Contingent consideration related to acquisitions (2)	Fair value through profit or loss	20.0	20.0	—	—	20.0	20.0	20.0	—	—	20.0
Derivative financial instruments (3)
Foreign exchange derivatives - not used in hedge accounting	Fair value through profit or loss	4.1	4.1	—	4.1	—	6.0	6.0	—	6.0	—
Foreign exchange derivatives - used in hedge accounting	Fair Value through OCI	41.0	41.0	—	41.0	—	62.2	62.2	—	62.2	—

Total financial liabilities per level				$—	$45.9	$20.0			$—	$907.2	$20.0

Schedule of changes in Level 3 items in financial instruments

In millions	March 31, 2026	December 31, 2025
(1) Other non-interest yielding receivables
Prepaid expenses and other receivables	$222.8	$200.0
Less
Other tax receivables	48.5	39.0
Derivative financial instruments	23.5	22.3
Promissory notes	4.5	4.4
Total	$146.3	$134.3

(2) Other current liabilities
Other current liabilities	$862.4	$1,002.8
Less
Other tax liabilities	74.2	73.6
Derivative financial instruments	45.1	68.2
Contingent consideration related to acquisitions	20.0	20.0
Total	$723.1	$841.0
(3)The values of the derivatives as per the unaudited condensed consolidated interim statement of financial position have been recorded as they are disclosed in the Company’s unaudited condensed consolidated interim statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.
The following table presents the changes in Level 3 items during the period:

In millions	Unlisted equity securities	Promissory notes	Available for sale receivables	Contingent consideration related to acquisitions
Opening balance January 1, 2026	$14.3	$4.4	$58.5	$20.0
Additions	—	—	44.8	—
Interest income recognized in the consolidated statement of income	—	0.1	—	—
Exchange rate losses	(0.1)	—	—	—
Closing balance March 31, 2026	$14.2	$4.5	$103.3	$20.0

Schedule of valuation techniques
The following table shows the valuation technique used in measuring Level 3 fair values for financial instruments in the unaudited condensed consolidated interim statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable input
Unlisted equity securities	Market comparison approach: fair value of unlisted equity securities is determined by reference to market multiples of comparable listed companies, adjusted by discount for lack of marketability.	(i) Sales growth factor (ii) Risk-adjusted discount rate

Promissory notes	The carrying amount approximates fair value due to the relatively short period to maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value for short-term promissory notes due to the relatively short period to maturity of these instruments and low credit risk of counterparty.

Available for sale receivables	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.

Contingent consideration related to acquisitions	The carrying amount approximates fair value due to the short-term maturity of this liability.	The carrying amount approximates fair value due to the short-term maturity of this liability.